PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) item t kW	Dec. 31, 2024 CAD ($)
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 8,056,658
Balance at the end of the year	250,544,133	$ 8,056,658
Amount of increase in inventories	77,341
Property, plant and equipment acquired includes right-of-use-assets	449,532
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(3,336,071)	(2,522,417)
Depreciation	827,879	813,654
Balance at the end of the year	(4,163,950)	(3,336,071)
Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	11,392,729	10,317,647
Additions	3,573,677	725,082
Additions - Kingsway Project		350,000
Maritime Acquisition	238,246,338
Adjustment to reclamation assets	1,495,339
Balance at the end of the year	254,708,083	11,392,729
Property, plant and equipment
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	8,056,658
Balance at the end of the year	66,914,864	8,056,658
Property, plant and equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(3,336,071)	(2,522,417)
Depreciation	827,879	813,654
Balance at the end of the year	(4,163,950)	(3,336,071)
Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	11,392,729	10,317,647
Additions	1,366,671	725,082
Additions - Kingsway Project		350,000
Maritime Acquisition	57,237,532
Adjustment to reclamation assets	1,081,882
Balance at the end of the year	71,078,814	$ 11,392,729
Mining interests
Reconciliation of changes in property, plant and equipment
Balance at the end of the year	168,809,878
Mining interests | Cost
Reconciliation of changes in property, plant and equipment
Additions	658,824
Maritime Acquisition	167,737,597
Adjustment to reclamation assets	413,457
Balance at the end of the year	$ 168,809,878
Hammerdown
Reconciliation of changes in property, plant and equipment
Percentage of ownership interest held	100.00%
Crushed mill feed delivery, capacity per day | t	700
Crushed mill feed processing facility, capacity per day | t	700
Crushed mill feed processing facility, annual throughput capacity | t	255,000
Number of stirred media detritor grinding mills installed | item	2
Installed power capacity of each stirred media detritor mill | kW	185
Construction-in-progress
Reconciliation of changes in property, plant and equipment
Balance at the end of the year	$ 14,819,391
Construction-in-progress | Cost
Reconciliation of changes in property, plant and equipment
Additions	1,548,182
Maritime Acquisition	13,271,209
Balance at the end of the year	$ 14,819,391